Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TD Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TD Institutional Treasury Obligations Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The TD Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	All Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days' notice to shareholders. In selecting investments for the Institutional Treasury Fund, TDAM USA Inc., the Institutional Treasury Fund's investment manager (the “Investment Manager” or “TDAM”), tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund's yield based on current market interest rates and the Investment Manager's outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund's Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Income/Interest Rate Risk - The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates. Although the Institutional Treasury Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Redemption Risk - The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Fund could experience a loss.

You could lose money by investing in the Institutional Treasury Fund. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Institutional Treasury Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial Class' performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdassetmanagementusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdassetmanagementusa.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Institutional Treasury Fund - Commercial Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.03% (for the quarter ended 12/31/17) and 0.00% (for the quarter ended 3/31/09), respectively.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/17
TD Institutional Treasury Obligations Money Market Fund (Second Prospectus Summary) | TD Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.02%
Annual Return 2017	rr_AnnualReturn2017	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	Institutional Treasury Fund — Commercial Class	[2]
1 Year	rr_AverageAnnualReturnYear01	0.05%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 14, 2008	[2]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.25%

[1]	All Other Expenses have been restated to reflect current fees.
[2]	As of 12/31/17, the 7-day yield for the Institutional Treasury Fund - Commercial Class was 0.25%.